Fair Value (Details) - Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value (Details) - Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis [Line Items]
Listed equity securities	$ 17,622	$ 180,201
Derivatives	(5,653)
Warrant liabilities (as restated)	(1,469,821)
Total	(1,475,474)
Assets
Derivatives		194,110
Total		374,311
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value (Details) - Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis [Line Items]
Listed equity securities	17,622	180,201
Derivatives
Warrant liabilities (as restated)	(1,000,500)
Total	(1,000,500)
Assets
Derivatives
Total		180,201
Significant Observable Inputs (Level 2) [Member]
Fair Value (Details) - Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis [Line Items]
Listed equity securities
Derivatives	(5,653)
Warrant liabilities (as restated)	(469,321)
Total	(474,974)
Assets
Derivatives		194,110
Total		194,110
Significant Unobservable Inputs (Level 3) [Member]
Fair Value (Details) - Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis [Line Items]
Listed equity securities
Derivatives
Warrant liabilities (as restated)
Total
Assets
Derivatives
Total